Goodwill - Schedule of goodwill carrying amount (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Summary Of Goodwill [Abstract]
Beginning balance		¥ 104,035		¥ 102,332
Additions*	[1]	505,476		1,703
Impairment		0		0	¥ 0
Goodwill		¥ 609,511	$ 89,240	¥ 104,035	¥ 102,332

[1]	For the year ended August 31, 2017, the Company acquired 100% equity interest of Guangdong Xingjian Education Co., Ltd. using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill amount to RMB 1,703.